Loans Receivable Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
LOANS RECEIVABLE, NET

5.    LOANS RECEIVABLE, NET

Loans receivable, net is comprised of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Loans receivable, current portion
Franchisees	79,572,201	191,687,640	29,377,416
Third parties	17,740,000	48,556,989	7,441,684
Less: bad debt provision	(15,000,000)	(18,000,000)	(2,758,620)
Total	82,312,201	222,244,629	34,060,480

Loans receivable, non-current portion
Franchisees	113,963,742	121,460,977	18,614,709
Third parties	7,600,000	24,243,011	3,715,404
	121,563,742	145,703,988	22,330,113

Loan receivables to franchisees represent loan agreements entered with certain franchisees to finance the renovation of certain franchised-and-managed hotels with maturity from one month to six years and the interest rate from 4.7% to 9.9% per annum.

Loan receivables to third parties mainly represent loan agreements entered with certain third-party companies to support their daily operation or bridge loan of mortgage with maturity from six months to two years and the interest rate from 7.9% to 12.0% per annum.

As of December 31, 2019 and 2020, the Group recognized an allowance of RMB15,000,000 and RMB18,000,000 (USD2,758,620) in relation to loans to a third party and a franchisee.